Label	Element	Value
UBS U.S. SMALL CAP GROWTH FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000886244_SupplementTextBlock
The UBS Funds

UBS U.S. Small Cap Growth Fund

Prospectus Supplement

July 23, 2014

Dear Investor,

The purpose of this supplement is to update the Prospectus of the UBS U.S. Large Cap Equity Fund and UBS U.S. Small Cap Growth Fund series (each, a “Fund”) of The UBS Funds dated October 28, 2013, as supplemented, as follows:

Risk/Return [Heading]	rr_RiskReturnHeading	UBS U.S. SMALL CAP GROWTH FUND
Strategy [Heading]	rr_StrategyHeading	2. The UBS U.S. Small Cap Growth Fund's investment strategy is updated as follows:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The second sentence of the first paragraph under the heading “Principal strategies” and the sub-heading “Principal investments” on page 26 of the Prospectus is deleted in its entirety and replaced by the following:

Small capitalization companies are those companies within the range of the largest and smallest company in the Russell 2000 Index at the time of purchase.